STOCKHOLDERS’ EQUITY - Valuation Assumptions (Details) - Stock option	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.90%
Expected volatility	32.50%
Dividend yield	1.50%
Expected term (years)	6 years 6 months